Note Payable (Details Narrative) - USD ($)			1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 20, 2015	Feb. 06, 2015	Dec. 16, 2016	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2016	Jun. 30, 2015	Dec. 31, 2014	Jun. 12, 2014	Jun. 10, 2014
Debt Instrument [Line Items]
Note payable				$ 3,500,000	$ 2,712,787			$ 2,000,000
Environmental Turf Services, LLC [Member]
Debt Instrument [Line Items]
Note bears interest rate						5.00%
Note due date						Jun. 03, 2014
Environmental Turf Services, LLC [Member] | Promissory Note One [Member]
Debt Instrument [Line Items]
Note payable					15,000	$ 0	$ 15,000		$ 12,198
Environmental Turf Services, LLC [Member] | Promissory Note Two [Member]
Debt Instrument [Line Items]
Note payable					$ 500	15,000	$ 0		15,000
Environmental Turf Services, LLC [Member] | Promissory Note Three [Member]
Debt Instrument [Line Items]
Note payable						$ 500			$ 0
Warrant [Member]
Debt Instrument [Line Items]
Percentage of granted warrants acquire					10.00%
Note payable fair market value					$ 15,000,000
Dividend yield				0.00%	0.00%
Expected life				7 years 6 months	10 years
Risk free rate of return				2.41%	2.92%
Expected volatility				158.00%	0.00%
Estimated value of warrants					$ 377,480
PIMCO Note Payable [Member]
Debt Instrument [Line Items]
Company drew an additional funds		$ 500,000
Note due date		Jul. 12, 2017
PIMCO Note Payable [Member] | Delayed Draw Note Facility [Member]
Debt Instrument [Line Items]
Company drew an additional funds	$ 500,000	$ 500,000
Note payable to the PIMCO Funds ("PIMCO")		$ 2,000,000
PIMCO [Member]
Debt Instrument [Line Items]
Company drew an additional funds	$ 500,000
Note Purchase Agreement [Member] | PIMCO [Member]
Debt Instrument [Line Items]
Note payable issuance			$ 3,500,000								$ 2,500,000
Note bears interest rate			9.00%
Note due date			Jul. 12, 2020
Note Purchase Agreement [Member] | PIMCO [Member] | Senior Secured Note [Member]
Debt Instrument [Line Items]
Note payable issuance			$ 2,500,000
Note payable										$ 1,500,000
Note bears interest rate			14.00%							14.00%
Note effective interest rate										21.00%